Deferred Income Tax and income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities
(1)	The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2023 and 2024, is as follows:

(in millions of Korean won)	December 31, 2023		December 31, 2024
Deferred tax assets
Deferred tax assets to be recovered within 12 months	￦	404,234	￦	417,425
Deferred tax assets to be recovered after more than 12 months		1,824,099		1,976,377

Deferred tax assets before offsetting		2,228,333		2,393,802

Deferred tax liabilities
Deferred tax liabilities to be recovered within 12 months		(491,817)		(748,888)
Deferred tax liabilities to be recovered after more than 12 months		(2,116,346)		(1,884,962)

Deferred tax liabilities before offsetting		(2,608,163)		(2,633,850)

Deferred tax assets after offsetting	￦	614,500	￦	679,948

Deferred tax liabilities after offsetting	￦	994,330	￦	919,996

Summary of Movement in Deferred Income Tax Assets and Liabilities
(2)	The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(in millions of Korean won)	2023
	Beginning		Statement of profit or loss		Other comprehensive income		Ending
Deferred tax liabilities
Investments in subsidiaries, associates and joint ventures		(255,184)		(7,821)		(7,225)		(270,230)
Depreciation and impairment loss		(151,433)		39,309		—		(112,124)
Plan assets		(542,900)		8,367		826		(533,707)
Advanced depreciation provision		(521,939)		3,859		—		(518,080)
Contract assets		(424,302)		2,478		—		(421,824)
Financial assets at fair value through profit or loss		(420)		461		43		84
Financial assets at fair value through other comprehensive income		(60,629)		(53)		(41,945)		(102,627)
Others		(738,153)		90,876		(2,378)		(649,655)

Total	￦	(2,694,960)	￦	137,476	￦	(50,679)	￦	(2,608,163)

Deferred tax assets
Depreciation and impairment loss		188,832		(71,689)		(397)		116,746
Contract liabilities		121,289		(9,311)		—		111,978
Defined benefit liabilities		481,858		(6,705)		40,838		515,991
Provisions		151,955		(5,784)		—		146,171
Others		1,259,495		(53,459)		2,141		1,208,177

Total	￦	2,203,429	￦	(146,948)	￦	42,582	￦	2,099,063

Temporary difference, net		(491,531)		(9,472)		(8,097)		(509,100)
Tax credit carryforwards		102,971		26,299		—		129,270

Total net balance	￦	(388,560)	￦	16,827	￦	(8,097)	￦	(379,830)

(in millions of Korean won)	2024
	Beginning		Statement of profit or loss		Other comprehensive income		Ending
Deferred tax liabilities
Investments in subsidiaries, associates and joint ventures		(270,230)		730		(1,194)		(270,694)
Depreciation and impairment loss		(112,124)		9,797		—		(102,327)
Plan assets		(533,707)		71,001		590		(462,116)
Advanced depreciation provision		(518,080)		(5,128)		—		(523,208)
Contract assets		(421,824)		4,301		—		(417,523)
Financial assets at fair value through profit or loss		84		7,233		—		7,317
Financial assets at fair value through other comprehensive income		(102,627)		14,656		(1,932)		(89,903)
Others		(649,655)		(113,707)		(12,034)		(775,396)

Total	￦	(2,608,163)	￦	(11,117)	￦	(14,570)	￦	(2,633,850)

Deferred tax assets
Depreciation and impairment loss		116,746		(10,711)		—		106,035
Contract liabilities		111,978		(2,429)		—		109,549
Defined benefit liabilities		515,991		(66,182)		42,110		491,919
Provisions		146,171		20,394		—		166,565
Others		1,208,177		165,310		1,631		1,375,118

Total	￦	2,099,063	￦	106,382	￦	43,741	￦	2,249,186

Temporary difference, net		(509,100)		95,265		29,171		(384,664)
Tax credit carryforwards		129,270		15,344		—		144,614

Total net balance	￦	(379,830)	￦	110,609	￦	29,171	￦	(240,050)

Summary of Tax Impacts Recognized Directly To Equity
(3)	The tax impacts recognized directly to equity as of December 31, 2022, 2023, and 2024, are as follows:

	December 31, 2022						December 31, 2023						December 31, 2024
(in millions of Korean won)	Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	￦	(216,862)	￦	58,288	￦	(158,574)	￦	163,750	￦	(41,945)	￦	121,805	￦	7,626	￦	(1,932)	￦	5,694
Gain (loss) on valuation of hedge instruments		(42,510)		11,180		(31,330)		(30,168)		7,555		(22,613)		(17,707)		4,555		(13,152)
Remeasurements of net defined benefit liabilities		247,162		(65,733)		181,429		(179,129)		41,664		(137,465)		(159,757)		42,700		(117,057)
Share of gain (loss) of associates and joint ventures, and others		(14,931)		3,748		(11,183)		28,715		(7,225)		21,490		4,715		(1,194)		3,521
Exchange differences on translation for foreign operations		23,316		(5,852)		17,464		32,376		(8,146)		24,230		59,053		(14,958)		44,095
Gain or loss on disposal of treasury stock		(59,308)		14,886		(44,422)		402		(101)		301		(76)		19		(57)

Total	￦	(63,133)	￦	16,517	￦	(46,616)	￦	15,946	￦	(8,198)	￦	7,748	￦	(106,146)	￦	29,190	￦	(76,956)

Summary of Details of Income Tax Expense
(4)	Details of income tax expense for the years ended December 31, 2022, 2023 and 2024, are calculated as follows:

(in millions of Korean won)	2022		2023		2024
Current income tax expense	￦	335,796	￦	347,265	￦	275,454
Impact of change in deferred taxes		169,961		(16,827)		(110,609)

Income tax expense	￦	505,757	 ~~￦~~ 	330,438	￦	164,845

Summary of Tax on the Group's Profit Before Tax
(5)	The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

(in millions of Korean won)	2022		2023		2024
Profit before income tax expense	￦	1,891,392	￦	1,302,620	￦	571,513

Statutory income tax expense	￦	509,771	￦	333,530	￦	140,517
Tax effect
Income not taxable for taxation purposes		(47,550)		(30,106)		(37,505)
Non-deductible expenses		53,398		26,723		29,192
Tax credit		(54,895)		(78,459)		(42,422)
Additional payment of income taxes		11,744		(4,991)		13,338
Adjustments in deferred tax from changes in tax rate		(41,545)		564		(25,012)
Tax effect and adjustment on consolidation
Goodwill impairment		5,809		106,010		52,168
Changes of out-side tax effect		29,922		4,436		(6,160)
Intangible Asset impairment and amortization		5,276		5,892		(5,850)
Reversal expenses of contract cost assets		(4,800)		9,281		13,338
Acquisition and disposition of businesses		—		—		—
Others		38,627		(42,442)		33,241

Income tax expense	￦	505,757	￦	330,438	￦	164,845

Summary of deferred tax assets and liabilities that are not recognized
(6)	Details of deferred tax assets and liabilities that are not recognized as at December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023		2024
Deductible temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	3,520,173	￦	3,799,037
Unused tax loss		203,200		212,283
Unused Tax credit		2,338		5,071
Others		437,238		141,405

Total	￦	4,162,949	￦	4,157,796

Taxable temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	903,394	￦	859,471
Others		211,201		2,631

Total	￦	1,114,595	￦	862,102

Summary of expected period of expiry for unused tax losses not recognized in deferred tax assets
(7)	The expected period of expiry for unused tax losses not recognized in deferred tax assets as of December 31, 2023 and 2024, is as follows:

(in millions of Korean won)	2023		2024
2024	￦	4,484	￦	—
2025		2,836		2,836
2026		2,086		1,897
2027		4,541		4,416
2028		2,473		396
2029		6,533		617
2030		743		38
2031		713		4,857
2032		756		2,552
2033		—		1,455
2034		—		—
A f ter 2035		178,035		193,219

Total	￦	203,200	￦	212,283